Share Capital (Tables)	6 Months Ended
Jul. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
41,629,877 (31 January 2020: 4,697,204) Ordinary shares	194,465	170,193

Disclosure of Detailed Information About Ordinary Shares Explanatory

Ordinary shares

	6 months to 31 July 2019 NZ $000’s	6 months to 31 January 2020 NZ $000’s
At the beginning of the reporting period	170,193	155,536
Issuance of ordinary shares:
- Cash collected	-	2,631
- Shares issued in lieu of inventory payment	-	5,864
- Convertible notes converted to equity	22,583	5,979
- Conversion of debt	1,689	-
- Warrants issued	-	183
At the end of the reporting period	194,465	170,193

Disclosure of Warrants Outstanding

The following warrants were outstanding as at 31 July 2020 (31 January 2020: 610,122).

Average Exercise Price USD	Issue Date	Expiry Date	No of Warrants
$0.01 - $0.50	Mar-19	Mar-23	14,000
	Mar-19	Mar-24	3,921
	Apr-19	Apr-22	500
	May-19	May-21	10,000
	Jul-19	May-25	170,100
	Aug-19	Feb-25	285,714
	Aug-19	Aug-24	22,857
$0.50 - $1.00	Mar-19	Mar-21	42,280
	Jul-20	Jul-25	19,136,364
$1.50 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Dec-17	Dec-20	10,660
	Jun-18	Jun-23	8,000
$4.01+	May-18	May-21	2,820
Total number of outstanding warrants as at 31 July 2020			19,729,216